UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Income Fund Class A, Class M (formerly Class T), Class C and Class I Annual Report December 31, 2017

Contents

Notes to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Notes to Shareholders

On July 20, 2017, Adam Kramer became Co-Lead Portfolio Manager of the fund, replacing Joanna Bewick and joining Ford O'Neil.

On December 1, 2017, Sean Corcoran became a Co-Manager of the fund's U.S. government debt sleeve, replacing succeeding William Irving.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	3.55%	2.69%	5.41%
Class M (incl. 4.00% sales charge)	3.47%	2.69%	5.40%
Class C (incl. contingent deferred sales charge)	6.00%	2.75%	5.05%
Class I	8.06%	3.78%	6.09%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Class A on December 31, 2007, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Universal Bond Index performed over the same period.

Period Ending Values
$16,933	Fidelity Advisor® Strategic Income Fund - Class A
$15,277	Bloomberg Barclays U.S. Universal Bond Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending December 31, 2017, the Fidelity Strategic Income Composite Index℠ gained 6.72%, with all five asset classes represented in this index turning in positive results. Riskier assets benefited from investors’ growing optimism about the global economic backdrop. Emerging-markets debt gained 8.17%, as measured by the Bloomberg Barclays® Emerging Markets Aggregate USD Bond Index. High-yield bonds were close behind, benefiting from steadily narrowing credit spreads. For the year, The BofA Merrill Lynch℠ US High Yield Constrained Index gained 7.48%. Meanwhile, the Bloomberg Barclays® US Government Bond Index returned 2.30%. The yield curve flattened in 2017, as yields on short-term U.S. government bonds rose along with the U.S. Federal Reserve’s three increases to the federal funds rate, while long-term yields dropped. Higher short-term rates helped performance of senior floating-rate debt, which gained 4.32% this year, as measured by the S&P®/LSTA Leveraged Performing Loan Index. Non-U.S. developed-markets bonds significantly outperformed their U.S. counterparts, as the Bloomberg Barclays Global Aggregate Developed Markets GDP Weighted ex USD Index gained 11.53%, due in large part to a strengthening euro relative to the dollar.

Comments from Co-Portfolio Manager Adam Kramer:  For the year, the fund’s share classes gained about 7% to 8%, outpacing our primary benchmark, the Bloomberg Barclays US Universal Bond Index, and the Fidelity Strategic Income Composite Index℠, which returned 4.09% and 6.72%, respectively. We see the Composite index, given its mix of investments, as a closer match for the fund. Effective security selection was the primary driver of the outperformance, especially in the fund’s high-yield subportfolio. Although this subportfolio consists primarily of high-yield bonds, manager Mark Notkin also has the flexibility to own stocks – even as we limit the fund’s overall equity exposure to 5%. Mark’s equity allocation was close to that limit this period, and in light of stocks’ extremely strong performance in 2017, such positioning turned out to be very helpful. Another positive was security selection in the emerging-markets debt subportfolio. Elsewhere, the fund’s positioning in the U.S. government bond category added modest value – security selection in this subportfolio was favorable, while a relative underweighting here also added value. In a strong period of performance, we’re happy that very little stood out on the downside. A small overweighting in floating-rate debt slightly hampered results, though positive security selection in the category more than offset the negative impact.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of December 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	16.9
German Federal Republic	3.0
Ginnie Mae guaranteed REMIC pass-thru certificates	3.0
Japan Government	2.8
French Government	2.0
27.7

Top Five Market Sectors as of December 31, 2017

% of fund's net assets
Financials	10.6
Consumer Discretionary	8.8
Energy	7.5
Information Technology	4.8
Materials	4.5

Quality Diversification (% of fund's net assets)

As of December 31, 2017
U.S. Government and U.S. Government Agency Obligations*	22.8%
AAA,AA,A	12.5%
BBB	4.9%
BB	17.9%
B	19.0%
CCC,CC,C	7.5%
Not Rated	4.0%
Equities	5.0%
Short-Term Investments and Net Other Assets	6.4%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of December 31, 2017*,**
Preferred Securities	3.8%
Corporate Bonds	35.0%
U.S. Government and U.S. Government Agency Obligations***	22.8%
Foreign Government & Government Agency Obligations	18.7%
Bank Loan Obligations	7.7%
Stocks	5.0%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

 * Foreign investments – 33.8%

 ** Futures and Swaps – 2.0%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments December 31, 2017

Showing Percentage of Net Assets

Corporate Bonds - 34.8%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$1,039	$639
Media - 0.3%
DISH Network Corp. 3.375% 8/15/26		22,730	24,733
TOTAL CONSUMER DISCRETIONARY			25,372
Nonconvertible Bonds - 34.5%
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (c)		4,205	4,336
Delphi Technologies PLC 5% 10/1/25 (c)		4,075	4,126
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)(d)		1,017	916
Metalsa SA de CV 4.9% 4/24/23 (c)		9,444	9,491
Tenedora Nemak SA de CV 5.5% 2/28/23 (c)		7,004	7,197
Tenneco, Inc. 5% 7/15/26		3,090	3,167
Tupy Overseas SA 6.625% 7/17/24 (c)		1,625	1,723
			30,956
Automobiles - 0.1%
Tesla, Inc. 5.3% 8/15/25 (c)		9,355	8,934
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (c)		600	611
American Tire Distributors, Inc. 10.25% 3/1/22 (c)		1,740	1,792
LKQ Corp. 4.75% 5/15/23		1,090	1,115
			3,518
Diversified Consumer Services - 0.1%
Ascend Learning LLC 6.875% 8/1/25 (c)		1,275	1,316
Laureate Education, Inc. 8.25% 5/1/25 (c)		10,660	11,300
			12,616
Hotels, Restaurants & Leisure - 1.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (c)		12,575	12,669
24 Hour Holdings III LLC 8% 6/1/22 (c)		1,760	1,720
Carlson Travel, Inc. 6.75% 12/15/23 (c)		900	815
Cedar Fair LP / Canada's Wonderland Co. 5.375% 4/15/27 (c)		2,155	2,263
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,582
Churchill Downs, Inc. 4.75% 1/15/28 (c)		2,765	2,747
Eldorado Resorts, Inc. 6% 4/1/25		3,825	3,997
FelCor Lodging LP 6% 6/1/25		4,185	4,415
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		7,100	7,224
8.75% 10/1/25 (c)		7,450	7,823
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		5,815	5,975
4.875% 4/1/27		2,730	2,856
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		955	1,022
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		2,865	2,929
5% 6/1/24 (c)		3,275	3,377
5.25% 6/1/26 (c)		3,275	3,447
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		2,780	2,943
MCE Finance Ltd. 4.875% 6/6/25 (c)		1,455	1,471
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		2,530	2,694
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		775	804
Scientific Games Corp.:
5% 10/15/25 (c)		1,075	1,078
10% 12/1/22		8,300	9,109
Silversea Cruises 7.25% 2/1/25 (c)		1,625	1,751
Station Casinos LLC 5% 10/1/25 (c)		3,735	3,754
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		2,700	2,822
7.25% 11/30/21 (c)		7,025	7,411
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)		8,560	8,678
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		2,720	2,734
5.5% 10/1/27 (c)		2,795	2,826
			112,936
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)		3,165	3,307
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (c)		2,595	2,647
Lennar Corp. 4.75% 11/29/27 (c)		3,685	3,795
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)		8,500	8,798
7% 7/15/24 (c)		2,460	2,632
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,505
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		3,265	3,449
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,820
5.625% 1/15/24		1,240	1,361
TRI Pointe Homes, Inc. 5.875% 6/15/24		6,140	6,554
William Lyon Homes, Inc. 5.875% 1/31/25		2,430	2,482
			47,350
Internet & Direct Marketing Retail - 0.5%
Netflix, Inc.:
4.375% 11/15/26		4,130	4,037
4.875% 4/15/28 (c)		7,385	7,237
5.375% 2/1/21 (c)		4,010	4,236
5.75% 3/1/24		4,405	4,686
5.875% 2/15/25		10,170	10,806
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		9,020	9,200
6% 4/1/23		4,435	4,619
			44,821
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (c)		3,185	3,228
Media - 2.1%
Altice U.S. Finance SA 5.5% 5/15/26 (c)		4,270	4,350
AMC Networks, Inc. 4.75% 8/1/25		3,740	3,707
Block Communications, Inc. 6.875% 2/15/25 (c)		3,010	3,153
Cablevision SA 6.5% 6/15/21 (c)		2,495	2,650
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		570	603
CBS Radio, Inc. 7.25% 11/1/24 (c)		2,715	2,863
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		9,335	9,078
5.125% 2/15/23		6,770	6,922
5.125% 5/1/23 (c)		5,425	5,534
5.125% 5/1/27 (c)		16,095	15,854
5.375% 5/1/25 (c)		5,425	5,589
5.5% 5/1/26 (c)		6,585	6,750
5.75% 9/1/23		670	690
5.75% 1/15/24		4,245	4,362
5.75% 2/15/26 (c)		7,390	7,676
Clear Channel Communications, Inc.:
9% 3/1/21		1,555	1,112
11.25% 3/1/21		12,070	8,600
14% 2/1/21 pay-in-kind (b)		5,149	399
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		4,055	4,156
4.875% 4/11/22 (c)		1,875	1,941
5.125% 3/31/27 (c)		1,285	1,306
Grupo Televisa SA de CV 6.625% 3/18/25		405	479
iHeartCommunications, Inc.:
10.625% 3/15/23		10,220	7,205
11.25% 3/1/21 (c)		4,050	2,795
Liberty Media Corp.:
8.25% 2/1/30		1,985	2,154
8.5% 7/15/29		4,375	4,823
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		1,390	1,468
Livent, Inc. yankee 9.375% 10/15/04 (d)(e)		300	0
Myriad International Holding BV 5.5% 7/21/25 (c)		2,210	2,407
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		8,568	8,246
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		2,335	2,402
Quebecor Media, Inc. 5.75% 1/15/23		7,660	8,120
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		2,450	2,502
5% 8/1/27 (c)		3,750	3,759
5.375% 4/15/25 (c)		4,685	4,878
5.375% 7/15/26 (c)		4,230	4,383
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	1,750	2,308
Tegna, Inc. 5.5% 9/15/24 (c)		3,210	3,366
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		7,330	7,788
Videotron Ltd. 5.125% 4/15/27 (c)		3,830	4,002
VTR Finance BV 6.875% 1/15/24 (c)		5,500	5,803
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		1,043	1,043
WMG Acquisition Corp. 5.625% 4/15/22 (c)		859	885
Ziggo Bond Finance BV:
5.875% 1/15/25 (c)		435	427
6% 1/15/27 (c)		4,190	4,085
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		8,375	8,312
			190,935
Specialty Retail - 0.1%
Penske Automotive Group, Inc. 5.5% 5/15/26		3,185	3,232
Sonic Automotive, Inc.:
5% 5/15/23		800	772
6.125% 3/15/27		1,940	1,925
			5,929
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (c)		2,120	2,162
4.875% 5/15/26 (c)		2,120	2,173
Tecpetrol SA 4.875% 12/12/22 (c)		1,545	1,544
			5,879
TOTAL CONSUMER DISCRETIONARY			467,102
CONSUMER STAPLES - 1.4%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		1,030	1,083
Food & Staples Retailing - 0.4%
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (c)		9,545	9,092
9.375% 9/15/18 pay-in-kind (b)(c)		6,229	1,993
ESAL GmbH 6.25% 2/5/23 (c)		13,590	12,911
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (c)		3,205	3,093
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (c)		1,265	1,290
Minerva Luxembourg SA 6.5% 9/20/26 (c)		3,265	3,355
			31,734
Food Products - 0.8%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,298
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,725	3,520
5.15% 3/15/34		3,720	3,794
5.375% 3/15/44		3,730	3,683
JBS Investments GmbH 7.25% 4/3/24 (c)		14,755	14,497
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		7,650	7,363
5.875% 7/15/24 (c)		2,350	2,271
8.25% 2/1/20 (c)		3,315	3,325
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		2,755	2,838
4.875% 11/1/26 (c)		2,785	2,910
Pilgrim's Pride Corp.:
5.75% 3/15/25 (c)		6,670	6,895
5.875% 9/30/27 (c)		2,170	2,235
Post Holdings, Inc.:
5% 8/15/26 (c)		6,385	6,281
5.5% 3/1/25 (c)		3,345	3,462
5.75% 3/1/27 (c)		2,560	2,605
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,679
			72,656
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (c)		2,800	2,916
Kronos Acquisition Holdings, Inc. 9% 8/15/23 (c)		375	351
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		4,470	4,705
			7,972
Personal Products - 0.1%
Revlon Consumer Products Corp. 5.75% 2/15/21 (b)		14,228	10,742
TOTAL CONSUMER STAPLES			124,187
ENERGY - 6.0%
Energy Equipment & Services - 0.5%
Borets Finance DAC 6.5% 4/7/22 (c)		2,990	3,180
Ensco PLC:
4.5% 10/1/24		4,570	3,839
5.2% 3/15/25		2,830	2,406
5.75% 10/1/44		4,085	2,798
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	3,200
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,865
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		3,120	2,083
Jonah Energy LLC 7.25% 10/15/25 (c)		3,735	3,763
Noble Holding International Ltd.:
4.625% 3/1/21		420	393
6.2% 8/1/40		1,600	1,092
7.7% 4/1/25 (b)		3,580	2,998
8.7% 4/1/45 (b)		795	630
SESI LLC 7.75% 9/15/24 (c)		2,230	2,369
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		5,560	6,318
Summit Midstream Holdings LLC 5.75% 4/15/25		2,770	2,793
The Oil and Gas Holding Co. 7.5% 10/25/27 (c)		1,330	1,362
Trinidad Drilling Ltd. 6.625% 2/15/25 (c)		1,600	1,520
Unit Corp. 6.625% 5/15/21		875	882
			47,491
Oil, Gas & Consumable Fuels - 5.5%
Abu Dhabi Crude Oil Pipeline 4.6% 11/2/47 (c)		775	797
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24		2,630	2,748
Afren PLC:
6.625% 12/9/20 (c)(d)(e)		2,932	1
10.25% 4/8/19 (Reg. S) (d)(e)		6,109	5
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		6,670	7,671
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		1,635	1,684
Antero Resources Corp.:
5.125% 12/1/22		305	311
5.625% 6/1/23 (Reg. S)		4,216	4,385
Antero Resources Finance Corp. 5.375% 11/1/21		2,120	2,173
Callon Petroleum Co. 6.125% 10/1/24		1,510	1,555
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,860	2,967
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		3,835	3,967
7% 6/30/24		4,875	5,548
Chesapeake Energy Corp.:
8% 12/15/22 (c)		5,773	6,228
8% 1/15/25 (c)		2,055	2,076
Citgo Holding, Inc. 10.75% 2/15/20 (c)		18,572	19,918
Concho Resources, Inc. 4.375% 1/15/25		4,050	4,212
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (b)(c)(f)		935	932
6.875% 6/15/25 (c)		1,865	1,977
Continental Resources, Inc. 4.375% 1/15/28 (c)		4,610	4,551
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		2,910	3,005
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	9,981
Denbury Resources, Inc.:
4.625% 7/15/23		4,155	2,659
5.5% 5/1/22		6,783	4,638
6.375% 8/15/21		5,775	4,360
9% 5/15/21 (c)		9,245	9,441
Diamondback Energy, Inc.:
4.75% 11/1/24		3,415	3,428
5.375% 5/31/25		1,585	1,631
Dolphin Energy Ltd. 5.5% 12/15/21 (c)		1,200	1,302
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)		1,570	1,597
5.75% 1/30/28 (c)		1,580	1,623
Energy Transfer Equity LP 5.5% 6/1/27		6,395	6,523
EnLink Midstream Partners LP:
4.15% 6/1/25		3,190	3,223
4.4% 4/1/24		3,185	3,289
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (c)		2,265	2,339
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	1,890
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		2,215	2,365
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		2,765	2,755
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		3,180	3,392
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	1,058
7% 6/15/23		4,305	4,423
Hess Infrastructure Partners LP 5.625% 2/15/26 (c)		4,695	4,848
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		4,000	3,960
5.75% 10/1/25 (c)		4,310	4,407
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		2,650	2,763
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		4,260	4,474
Jupiter Resources, Inc. 8.5% 10/1/22 (c)		2,760	1,711
KazMunaiGaz Finance Sub BV 4.875% 5/7/25 (c)		1,485	1,544
Kosmos Energy Ltd.:
7.875% 8/1/21 (c)		3,000	3,068
7.875% 8/1/21 (c)		3,930	4,018
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		1,915	2,011
Newfield Exploration Co.:
5.375% 1/1/26		3,608	3,815
5.625% 7/1/24		740	796
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		3,905	3,807
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		925	941
4.875% 8/15/27 (c)		925	960
Nostrum Oil & Gas Finance BV:
6.375% 2/14/19 (c)		11,822	11,847
8% 7/25/22 (c)		9,530	9,880
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (b)		3,233	3,678
10% 11/2/21 pay-in-kind (b)(c)		1,255	1,428
Pan American Energy LLC 7.875% 5/7/21 (c)		6,355	6,851
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (c)		2,390	2,396
5.625% 10/15/27(c)		1,785	1,825
6.25% 6/1/24 (c)		2,625	2,763
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		10,328	10,741
7.25% 6/15/25		3,725	3,911
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,235	3,332
PDC Energy, Inc. 6.125% 9/15/24		1,310	1,356
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,740	10,406
8.625% 12/1/23 (b)		500	599
Petrobras Energia SA 7.375% 7/21/23 (c)		3,355	3,657
Petrobras Global Finance BV:
5.999% 1/27/28 (c)		2,726	2,733
6.125% 1/17/22		16,625	17,643
6.25% 3/17/24		2,950	3,130
8.75% 5/23/26		11,925	14,250
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		2,617	2,643
Petroleos de Venezuela SA:
5.375% 4/12/27		2,160	502
5.5% 4/12/37		3,350	796
6% 5/16/24 (c)(e)		7,130	1,607
6% 11/15/26 (c)(e)		5,535	1,212
9.75% 5/17/35 (c)(e)		8,010	2,151
12.75% 2/17/22 (c)		520	144
Petroleos Mexicanos:
4.625% 9/21/23		2,495	2,567
4.875% 1/24/22		1,835	1,913
4.875% 1/18/24		1,685	1,746
5.5% 1/21/21		2,295	2,435
6.375% 2/4/21		2,035	2,212
6.375% 1/23/45		4,695	4,720
6.5% 6/2/41		14,650	15,068
6.625% (c)(g)		5,233	5,307
6.75% 9/21/47		8,544	8,919
6.875% 8/4/26		1,115	1,264
PT Pertamina Persero 6.5% 5/27/41 (c)		1,050	1,263
QEP Resources, Inc. 5.25% 5/1/23		5,955	6,026
Range Resources Corp. 5% 3/15/23		9,130	9,084
RSP Permian, Inc.:
5.25% 1/15/25		1,345	1,379
6.625% 10/1/22		1,785	1,872
Sabine Pass Liquefaction LLC:
5% 3/15/27		6,285	6,743
5.875% 6/30/26		6,335	7,115
SemGroup Corp.:
6.375% 3/15/25 (c)		1,940	1,911
7.25% 3/15/26 (c)		3,460	3,538
SM Energy Co.:
5.625% 6/1/25		2,100	2,037
6.75% 9/15/26		1,680	1,730
Southern Star Central Corp. 5.125% 7/15/22 (c)		2,570	2,666
Southwestern Energy Co.:
4.1% 3/15/22		6,395	6,299
7.5% 4/1/26		2,800	2,975
7.75% 10/1/27		2,510	2,679
Src Energy, Inc. 6.25% 12/1/25 (c)		2,245	2,296
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		6,110	6,351
6.375% 4/1/23		3,040	3,203
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/28 (c)		3,690	3,681
Teekay Corp. 8.5% 1/15/20		7,885	8,023
Teine Energy Ltd. 6.875% 9/30/22 (c)		4,615	4,765
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,335
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		1,695	1,839
Transportadora de Gas del Sur SA 9.625% 5/14/20 (c)		8,285	8,886
Tullow Oil PLC 6% 11/1/20 (c)		1,690	1,705
Ultra Resources, Inc.:
6.875% 4/15/22 (c)		2,860	2,867
7.125% 4/15/25 (c)		1,910	1,905
Whiting Petroleum Corp. 6.625% 1/15/26 (c)		2,540	2,591
WPX Energy, Inc.:
5.25% 9/15/24		3,215	3,204
6% 1/15/22		9,170	9,583
YPF SA:
7% 12/15/47 (c)		4,415	4,375
8.5% 3/23/21 (c)		5,920	6,696
8.75% 4/4/24 (c)		11,010	12,645
Zhaikmunai International BV 7.125% 11/13/19 (c)		825	836
			503,486
TOTAL ENERGY			550,977
FINANCIALS - 6.2%
Banks - 1.5%
Access Bank PLC 10.5% 10/19/21 (c)		1,225	1,375
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,570	1,648
Banco de Bogota SA 6.25% 5/12/26 (c)		1,850	1,995
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		3,670	3,869
Banco Do Brasil SA 4.625% 1/15/25 (c)		1,680	1,660
Banco Hipotecario SA 9.75% 11/30/20 (c)		11,615	13,221
Banco Macro SA 6.75% 11/4/26 (b)(c)		4,325	4,464
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (c)		1,350	1,367
6.369% 6/16/18 (c)		1,750	1,779
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		1,825	1,819
Barclays PLC 2% 2/7/28 (Reg. S) (b)	EUR	10,900	13,021
BBVA Bancomer SA 7.25% 4/22/20 (c)		2,475	2,676
BTA Bank JSC 5.5% 12/21/22 (c)		2,450	2,449
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		8,360	7,712
CIT Group, Inc. 5% 8/15/22		6,837	7,247
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	140,700	2,158
Fidelity Bank PLC 10.5% 10/16/22 (c)		3,075	3,144
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,160	4,258
5.5% 8/6/22 (c)		3,000	3,110
JSC BGEO Group 6% 7/26/23 (c)		4,685	4,866
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (c)		5,455	5,550
SB Capital SA 5.5% 2/26/24 (b)(c)		2,565	2,604
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		4,040	4,424
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		2,240	2,236
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (c)		2,000	1,910
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (c)		1,085	1,105
5.5% 4/21/22 (c)		3,200	3,230
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (b)		5,675	5,725
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	9,000	13,277
Zenith Bank PLC:
6.25% 4/22/19 (c)		8,695	8,899
7.375% 5/30/22 (c)		6,825	7,101
			139,899
Capital Markets - 0.3%
Adient Global Holdings Ltd. 4.875% 8/15/26 (c)		4,220	4,336
AssuredPartners, Inc. 7% 8/15/25 (c)		1,505	1,497
BCD Acquisition, Inc. 9.625% 9/15/23 (c)		6,335	6,969
Morgan Stanley 1.75% 3/11/24	EUR	3,795	4,779
MSCI, Inc.:
5.25% 11/15/24 (c)		2,735	2,882
5.75% 8/15/25 (c)		2,685	2,883
			23,346
Consumer Finance - 2.3%
Ally Financial, Inc.:
4.125% 2/13/22		8,795	8,991
4.625% 3/30/25		6,760	7,098
5.125% 9/30/24		20,806	22,496
8% 11/1/31		82,753	107,579
8% 11/1/31		9,006	11,685
Credito Real S.A.B. de CV 7.5% 3/13/19 (c)		3,240	3,317
Navient Corp.:
5.875% 10/25/24		11,105	11,022
6.5% 6/15/22		2,950	3,097
7.25% 9/25/23		1,795	1,912
SLM Corp.:
5.5% 1/25/23		15,840	15,800
6.125% 3/25/24		5,445	5,513
7.25% 1/25/22		12,155	13,021
			211,531
Diversified Financial Services - 1.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		3,000	2,911
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		4,140	4,016
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		2,520	2,706
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		17,815	18,038
6% 8/1/20		8,545	8,788
6.25% 2/1/22 (c)		3,690	3,773
6.25% 2/1/22		2,595	2,653
6.375% 12/15/25 (c)		5,535	5,536
6.75% 2/1/24		3,410	3,504
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (c)		3,305	3,528
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		2,505	2,637
James Hardie International Finance Ltd.:
4.75% 1/15/25 (c)		2,670	2,690
5% 1/15/28 (c)		2,695	2,715
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		3,550	3,808
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (c)		3,545	3,350
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (c)		4,815	5,080
Sistema International Funding SA 6.95% 5/17/19 (c)		5,940	5,872
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		11,225	12,628
Sparc Em Spc 0% 12/5/22 (c)		445	408
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,325	1,394
Valvoline, Inc. 5.5% 7/15/24		1,550	1,647
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		3,185	3,360
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		5,765	6,197
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	6,400	8,442
			115,681
Insurance - 0.3%
Acrisure LLC 7% 11/15/25 (c)		5,410	5,214
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)		10,645	11,177
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (c)		9,770	10,173
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		3,815	3,853
			30,417
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (c)		3,510	3,484
Thrifts & Mortgage Finance - 0.5%
Nationwide Building Society 2% 7/25/29 (Reg. S) (b)	EUR	15,000	18,218
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (c)		23,175	25,724
			43,942
TOTAL FINANCIALS			568,300
HEALTH CARE - 2.5%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)		2,255	2,196
Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (c)		2,125	2,223
Hologic, Inc. 5.25% 7/15/22 (c)		4,650	4,813
Teleflex, Inc. 4.625% 11/15/27		1,505	1,518
			8,554
Health Care Providers & Services - 1.7%
Community Health Systems, Inc.:
6.25% 3/31/23		8,445	7,601
6.875% 2/1/22		23,795	13,682
7.125% 7/15/20		3,255	2,433
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,298
5.25% 4/15/25		13,180	13,938
5.25% 6/15/26		5,275	5,592
5.375% 2/1/25		8,650	8,953
5.875% 5/1/23		7,155	7,638
5.875% 2/15/26		10,705	11,321
7.5% 2/15/22		12,110	13,624
HealthSouth Corp. 5.75% 11/1/24		9,180	9,398
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		2,280	2,428
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		12,420	12,886
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		3,340	3,440
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,445	2,494
Tenet Healthcare Corp.:
4.625% 7/15/24 (c)		1,865	1,818
6.875% 11/15/31		11,520	9,446
7.5% 1/1/22 (c)		2,360	2,478
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (c)		5,870	5,239
THC Escrow Corp. III 5.125% 5/1/25 (c)		1,865	1,818
Vizient, Inc. 10.375% 3/1/24 (c)		4,615	5,180
Wellcare Health Plans, Inc. 5.25% 4/1/25		2,990	3,154
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		1,865	1,870
			152,729
Pharmaceuticals - 0.7%
Catalent Pharma Solutions 4.875% 1/15/26 (c)		1,210	1,215
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (c)		1,482	1,601
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)		15,445	15,715
5.875% 5/15/23 (c)		16,345	15,160
6.5% 3/15/22 (c)		3,875	4,069
6.75% 8/15/21 (c)		1,935	1,950
7% 3/15/24 (c)		5,815	6,222
9% 12/15/25 (c)		14,330	14,935
			60,867
TOTAL HEALTH CARE			224,346
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.3%
DAE Funding LLC:
4% 8/1/20 (c)		2,150	2,172
4.5% 8/1/22 (c)		2,685	2,638
5% 8/1/24 (c)		3,700	3,654
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)		3,965	4,243
KLX, Inc. 5.875% 12/1/22 (c)		11,260	11,791
TransDigm, Inc. 6.375% 6/15/26		4,050	4,091
			28,589
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		5,775	6,214
XPO Logistics, Inc. 6.125% 9/1/23 (c)		3,300	3,490
			9,704
Airlines - 0.2%
Air Canada 2013-1 Pass Through 5.375% 11/15/22 (c)		1,195	1,251
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,303
Azul Investments LLP 5.875% 10/26/24 (c)		1,940	1,923
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		272	287
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		1,838	2,061
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		1,985	2,047
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		3,233	3,711
Series 2012-2 Class B, 6.75% 6/3/21		1,449	1,567
Series 2013-1 Class B, 5.375% 11/15/21		1,884	1,984
			16,134
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (c)		1,380	1,432
6.125% 4/1/25 (c)		1,380	1,435
			2,867
Commercial Services & Supplies - 0.6%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		3,640	3,722
APX Group, Inc.:
7.625% 9/1/23		5,235	5,510
7.875% 12/1/22		9,685	10,375
8.75% 12/1/20		7,385	7,533
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		1,455	1,477
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,167
5.875% 7/1/25		1,045	1,050
Harland Clarke Holdings Corp. 8.375% 8/15/22 (c)		6,310	6,553
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		3,180	3,260
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		3,420	3,454
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		1,215	1,254
The Brink's Co. 4.625% 10/15/27 (c)		3,690	3,616
			50,971
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		3,925	3,998
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (c)		7,435	7,937
Cementos Progreso Trust 7.125% 11/6/23 (c)		2,245	2,380
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)		9,735	2,872
5.25% 6/27/29 (c)		3,565	1,034
7.125% 6/26/42 (c)		4,870	1,540
			19,761
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (c)		4,355	4,605
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (c)		1,490	1,576
Machinery - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21		6,385	6,465
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		1,065	903
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		4,035	3,864
			4,767
Professional Services - 0.1%
IHS Markit Ltd.:
4% 3/1/26 (c)		1,625	1,623
4.75% 2/15/25 (c)		3,050	3,218
			4,841
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (c)		1,350	1,509
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (c)		1,870	2,021
			3,530
Trading Companies & Distributors - 0.3%
Aircastle Ltd.:
5% 4/1/23		2,405	2,534
5.5% 2/15/22		4,250	4,553
Ashtead Capital, Inc. 5.625% 10/1/24 (c)		4,250	4,505
Avantor, Inc. 6% 10/1/24 (c)		3,735	3,721
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	7,250	8,635
FLY Leasing Ltd. 5.25% 10/15/24		2,920	2,920
United Rentals North America, Inc. 5.5% 5/15/27		2,625	2,763
			29,631
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		4,485	4,849
Global Ports Finance PLC 6.872% 1/25/22 (c)		3,375	3,627
			8,476
TOTAL INDUSTRIALS			191,917
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (c)		9,175	9,519
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,405
Commscope Technologies LLC 5% 3/15/27 (c)		4,155	4,155
			17,079
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (c)		9,120	10,650
TTM Technologies, Inc. 5.625% 10/1/25 (c)		1,250	1,281
			11,931
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		8,050	8,770
Camelot Finance SA 7.875% 10/15/24 (c)		1,870	1,996
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (c)		1,040	1,079
5.375% 3/15/27 (c)		890	935
GTT Communications, Inc. 7.875% 12/31/24 (c)		1,925	2,031
			14,811
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/25		2,085	2,158
Ceridian HCM Holding, Inc. 11% 3/15/21 (c)		2,360	2,466
Everi Payments, Inc. 10% 1/15/22		4,210	4,526
Gartner, Inc. 5.125% 4/1/25 (c)		1,935	2,022
			11,172
Semiconductors & Semiconductor Equipment - 0.5%
Microsemi Corp. 9.125% 4/15/23 (c)		867	975
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (c)		4,750	4,970
4.625% 6/1/23 (c)		3,805	3,980
5.75% 3/15/23 (c)		15,105	15,596
Qorvo, Inc.:
6.75% 12/1/23		3,135	3,370
7% 12/1/25		9,580	10,694
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		4,190	4,557
Versum Materials, Inc. 5.5% 9/30/24 (c)		2,170	2,322
			46,464
Software - 0.4%
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		7,070	7,477
Greeneden U.S. Holdings II LLC 10% 11/30/24 (c)		2,155	2,354
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		1,490	1,561
Open Text Corp. 5.875% 6/1/26 (c)		3,195	3,443
Parametric Technology Corp. 6% 5/15/24		1,295	1,373
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		3,370	3,555
Symantec Corp. 5% 4/15/25 (c)		3,335	3,468
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (c)		4,635	4,855
10.5% 2/1/24 (c)		9,345	9,719
			37,805
TOTAL INFORMATION TECHNOLOGY			139,262
MATERIALS - 3.6%
Chemicals - 1.2%
Braskem Finance Ltd.:
5.375% 5/2/22 (c)		2,950	3,120
5.75% 4/15/21 (c)		2,020	2,141
6.45% 2/3/24		2,220	2,486
Hexion, Inc. 10.375% 2/1/22 (c)		1,495	1,391
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (c)		2,715	3,068
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	46,208
4.69% 4/24/22		14,170	14,879
10% 10/15/20 (d)(e)		14,170	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(e)		44,218	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		4,660	4,648
5.25% 6/1/27 (c)		3,995	3,985
Nufarm Australia Ltd. 6.375% 10/15/19 (c)		2,020	2,055
OCP SA 5.625% 4/25/24 (c)		1,270	1,360
Platform Specialty Products Corp.:
5.875% 12/1/25 (c)		5,620	5,578
6.5% 2/1/22 (c)		4,175	4,316
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		3,010	3,145
The Chemours Co. LLC 5.375% 5/15/27		1,545	1,599
TPC Group, Inc. 8.75% 12/15/20 (c)		7,335	7,335
			107,314
Construction Materials - 0.1%
CEMEX Finance LLC 6% 4/1/24 (c)		2,000	2,105
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		1,870	2,118
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		1,685	1,736
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		1,570	1,601
U.S. Concrete, Inc. 6.375% 6/1/24		2,070	2,220
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		2,055	2,122
			11,902
Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (c)		4,250	4,336
6% 2/15/25 (c)		6,620	6,968
7.25% 5/15/24 (c)		7,590	8,264
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	13,159
7.5% 12/15/96		3,685	3,713
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		1,795	1,859
Plastipak Holdings, Inc. 6.25% 10/15/25 (c)		1,070	1,094
Sealed Air Corp. 5.25% 4/1/23 (c)		2,540	2,705
			42,098
Metals & Mining - 1.8%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (c)		2,825	3,079
7% 9/30/26 (c)		2,340	2,627
Aleris International, Inc. 6% 6/1/20 (c)(d)		33	33
ArcelorMittal SA 0.95% 1/17/23 (Reg. S)	EUR	12,150	14,469
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		2,905	3,072
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (c)		3,690	3,681
5.75% 3/1/25 (c)		3,740	3,558
Compania Minera Ares SAC 7.75% 1/23/21 (c)		5,250	5,460
Constellium NV 5.875% 2/15/26 (c)		1,520	1,549
EVRAZ Group SA:
5.375% 3/20/23 (c)		4,990	5,190
8.25% 1/28/21 (Reg. S)		2,865	3,227
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		235	245
10.375% 4/7/19 (c)		635	663
First Quantum Minerals Ltd.:
7% 2/15/21 (c)		5,040	5,229
7.25% 5/15/22 (c)		2,945	3,087
7.25% 4/1/23 (c)		7,915	8,528
7.5% 4/1/25 (c)		4,845	5,257
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		2,455	2,486
5.125% 5/15/24 (c)		3,025	3,063
Freeport-McMoRan, Inc.:
3.55% 3/1/22		2,130	2,106
3.875% 3/15/23		6,390	6,358
5.4% 11/14/34		2,000	2,035
5.45% 3/15/43		13,105	13,089
6.75% 2/1/22		6,175	6,391
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (c)		1,222	1,246
GTL Trade Finance, Inc. 5.893% 4/29/24 (c)		1,850	1,984
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		2,775	3,122
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		2,400	2,685
Lundin Mining Corp. 7.875% 11/1/22 (c)		215	230
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (c)		1,200	1,227
Metinvest BV 9.3725% 12/31/21 pay-in-kind (b)		9,616	10,040
Murray Energy Corp. 11.25% 4/15/21 (c)		4,180	2,132
Polyus Finance PLC 5.25% 2/7/23 (c)		1,275	1,337
Southern Copper Corp. 7.5% 7/27/35		2,390	3,248
Stillwater Mining Co.:
6.125% 6/27/22 (c)		5,230	5,308
7.125% 6/27/25 (c)		2,725	2,801
United States Steel Corp. 8.375% 7/1/21 (c)		7,250	7,870
Vale Overseas Ltd.:
4.375% 1/11/22		2,440	2,523
6.875% 11/21/36		1,495	1,831
Vedanta Resources PLC:
6.375% 7/30/22 (c)		4,920	5,135
8.25% 6/7/21 (c)		2,575	2,845
VM Holding SA 5.375% 5/4/27 (c)		2,640	2,798
			162,844
Paper & Forest Products - 0.0%
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 0% 5/1/12 (b)(d)(e)(f)		1,770	0
11.375% 12/31/2014(d)(e)		4,396	0
			0
TOTAL MATERIALS			324,158
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc. 5.375% 5/15/27		3,000	3,210
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		4,105	4,182
5.25% 8/1/26		1,495	1,547
			8,939
Real Estate Management & Development - 0.3%
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	10,100	12,053
Howard Hughes Corp. 5.375% 3/15/25 (c)		4,160	4,264
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		15	17
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		2,470	2,780
Mattamy Group Corp. 6.875% 12/15/23 (c)		3,035	3,210
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (c)		7,370	7,517
			29,841
TOTAL REAL ESTATE			38,780
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.6%
Altice Financing SA:
6.625% 2/15/23 (c)		8,265	8,654
7.5% 5/15/26 (c)		8,130	8,658
AT&T, Inc. 3.15% 9/4/36	EUR	3,550	4,362
Axtel S.A.B. de CV 6.375% 11/14/24 (c)		3,275	3,373
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		1,810	1,896
Citizens Communications Co.:
7.875% 1/15/27		4,895	3,072
9% 8/15/31		3,655	2,440
GCI, Inc. 6.875% 4/15/25		4,240	4,516
GTH Finance BV:
6.25% 4/26/20 (c)		1,690	1,777
7.25% 4/26/23 (c)		9,175	10,313
Lynx II Corp. 6.375% 4/15/23 (c)		1,820	1,877
Sable International Finance Ltd. 6.875% 8/1/22 (c)		19,275	20,407
SFR Group SA:
6.25% 5/15/24 (c)		17,743	17,787
7.375% 5/1/26 (c)		16,760	17,200
Sprint Capital Corp.:
6.875% 11/15/28		4,765	4,795
8.75% 3/15/32		3,641	4,133
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (c)		3,660	3,753
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		7,400	7,382
U.S. West Communications:
6.875% 9/15/33		2,155	2,066
7.25% 9/15/25		535	574
7.25% 10/15/35		1,455	1,394
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		4,635	4,667
Verizon Communications, Inc. 2.875% 1/15/38	EUR	3,450	4,192
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,282
			144,570
Wireless Telecommunication Services - 2.0%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	79,000	3,711
Comcel Trust 6.875% 2/6/24 (c)		1,555	1,609
Digicel Group Ltd.:
6% 4/15/21 (c)		870	856
6.75% 3/1/23 (c)		1,430	1,406
7.125% 4/1/22 (c)		13,405	12,413
8.25% 9/30/20 (c)		10,040	9,877
Intelsat Jackson Holdings SA:
5.5% 8/1/23		14,385	11,760
7.25% 10/15/20		22,465	21,117
7.5% 4/1/21		7,635	6,948
9.75% 7/15/25 (c)		4,705	4,529
Millicom International Cellular SA 6% 3/15/25 (c)		7,780	8,266
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (c)		2,410	2,601
Sprint Communications, Inc. 6% 11/15/22		11,390	11,390
Sprint Corp.:
7.125% 6/15/24		21,530	21,907
7.625% 2/15/25		11,980	12,549
7.875% 9/15/23		10,870	11,577
T-Mobile U.S.A., Inc.:
6% 4/15/24		6,400	6,784
6.375% 3/1/25		17,345	18,559
6.5% 1/15/24		15,115	16,022
Telesat Canada/Telesat LLC 8.875% 11/15/24 (c)		3,245	3,634
			187,515
TOTAL TELECOMMUNICATION SERVICES			332,085
UTILITIES - 2.1%
Electric Utilities - 0.1%
InterGen NV 7% 6/30/23 (c)		1,730	1,674
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,350	1,731
Pampa Holding SA 7.5% 1/24/27 (c)		4,310	4,720
			8,125
Gas Utilities - 0.1%
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,486
8% 3/1/32		3,400	4,608
			13,094
Independent Power and Renewable Electricity Producers - 1.9%
Calpine Corp. 5.25% 6/1/26 (c)		3,685	3,611
Dynegy, Inc.:
7.375% 11/1/22		13,365	14,100
7.625% 11/1/24		15,245	16,350
8% 1/15/25 (c)		7,065	7,648
8.125% 1/30/26 (c)		7,470	8,161
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		29,362	42,134
12.25% 3/1/22 (b)(c)(e)		35,768	54,814
Listrindo Capital BV 4.95% 9/14/26 (c)		2,110	2,131
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		2,475	2,518
4.5% 9/15/27 (c)		1,720	1,711
NRG Energy, Inc. 5.75% 1/15/28 (c)		4,125	4,166
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		1,860	1,953
Talen Energy Supply LLC:
6.5% 6/1/25		3,425	2,766
10.5% 1/15/26 (c)		2,580	2,554
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)		1,895	1,881
5% 1/31/28 (c)		1,900	1,881
6.625% 6/15/25 (b)(c)		2,950	3,216
			171,595
TOTAL UTILITIES			192,814

TOTAL NONCONVERTIBLE BONDS			3,153,928

TOTAL CORPORATE BONDS
(Cost $3,014,849)			3,179,300

U.S. Government and Government Agency Obligations - 17.2%
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39		$1,138	$1,542
5.375% 4/1/56		1,803	2,557

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,099

U.S. Treasury Obligations - 16.9%
U.S. Treasury Bonds:
stripped coupon 2/15/34		11,900	7,748
2.5% 2/15/46		14,410	13,697
2.75% 8/15/47		20,679	20,682
2.75% 11/15/47		10,000	10,005
2.875% 8/15/45		27,219	27,884
3% 11/15/44		5,258	5,517
3% 2/15/47		47,510	49,910
3% 5/15/47		8,500	8,927
3.625% 2/15/44		72,443	84,589
4.25% 5/15/39		30,000	37,885
4.75% 2/15/37		28,741	38,261
5.25% 2/15/29 (h)(i)		14,703	18,718
6.125% 8/15/29 (h)(j)		27,099	37,172
7.5% 11/15/24		5,690	7,557
7.875% 2/15/21		6,800	8,010
8.125% 5/15/21		9,286	11,112
U.S. Treasury Notes:
1.125% 9/30/21		58,579	56,518
1.375% 7/31/19		11,987	11,896
1.375% 2/29/20		10,262	10,145
1.375% 8/31/23		7,000	6,672
1.5% 10/31/19 (k)		40,656	40,372
1.5% 4/15/20		64,333	63,727
1.5% 7/15/20		71,605	70,831
1.5% 8/15/26		2,021	1,880
1.625% 6/30/20		1,783	1,770
1.625% 8/31/22		14,399	14,041
1.75% 12/31/20		1,389	1,379
1.75% 5/31/22		20,000	19,650
1.75% 6/30/22		47,639	46,773
1.875% 12/15/20		33,509	33,410
1.875% 1/31/22		24,896	24,636
1.875% 3/31/22		112,286	111,010
1.875% 7/31/22		21,091	20,803
1.875% 9/30/22		14,000	13,795
2% 9/30/20		84,047	84,154
2% 12/31/21		84,692	84,257
2% 7/31/22		3,557	3,530
2% 10/31/22		26,000	25,770
2% 8/15/25		15,409	15,018
2% 11/15/26		60,766	58,790
2.125% 6/30/21		11,000	11,021
2.125% 7/31/24		80,251	79,280
2.125% 11/30/24		27,570	27,202
2.125% 5/15/25		8,021	7,896
2.25% 7/31/21		55,359	55,677
2.25% 10/31/24		24,881	24,760
2.25% 12/31/24		65,590	65,220
2.25% 2/15/27		23,000	22,691
2.25% 8/15/27		17,855	17,598
2.25% 11/15/27		10,500	10,349
2.375% 5/15/27		8,766	8,738

TOTAL U.S. TREASURY OBLIGATIONS			1,538,933

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.7569% 12/7/20 (NCUA Guaranteed) (b)(f)		1,006	1,007
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 1.6921% 1/8/20 (NCUA Guaranteed) (b)(f)		2,294	2,298
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		25,300	26,202

TOTAL OTHER GOVERNMENT RELATED			29,507

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,568,087)			1,572,539

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (b)(f)		16	17
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (b)(f)		14	15
12 month U.S. LIBOR + 1.495% 3.19% 1/1/35 (b)(f)		95	97
12 month U.S. LIBOR + 1.553% 3.322% 6/1/36 (b)(f)		20	20
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (b)(f)		25	26
12 month U.S. LIBOR + 1.617% 3.313% 3/1/33 (b)(f)		60	63
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36(b)(f)		33	34
12 month U.S. LIBOR + 1.645% 3.31% 6/1/47 (b)(f)		61	64
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (b)(f)		215	222
12 month U.S. LIBOR + 1.728% 3.418% 11/1/36 (b)(f)		18	19
12 month U.S. LIBOR + 1.745% 3.398% 7/1/35 (b)(f)		89	92
12 month U.S. LIBOR + 1.760% 3.376% 2/1/37 (b)(f)		273	282
12 month U.S. LIBOR + 1.800% 2.75% 1/1/42 (b)(f)		674	701
12 month U.S. LIBOR + 1.800% 3.562% 7/1/41 (b)(f)		192	203
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(f)		56	58
12 month U.S. LIBOR + 1.815% 3.565% 11/1/40 (b)(f)		54	57
12 month U.S. LIBOR + 1.818% 2.689% 2/1/42 (b)(f)		1,052	1,092
12 month U.S. LIBOR + 1.818% 3.015% 9/1/41 (b)(f)		125	132
12 month U.S. LIBOR + 1.818% 3.257% 7/1/41 (b)(f)		156	164
12 month U.S. LIBOR + 1.830% 3.36% 10/1/41 (b)(f)		107	111
12 month U.S. LIBOR + 1.851% 3.574% 5/1/36 (b)(f)		16	16
12 month U.S. LIBOR + 1.885% 3.637% 4/1/36 (b)(f)		151	159
12 month U.S. LIBOR + 2.176% 3.768% 8/1/35 (b)(f)		222	235
6 month U.S. LIBOR + 1.550% 2.968% 11/1/35 (b)(f)		205	211
6 month U.S. LIBOR + 1.550% 3.017% 9/1/33 (b)(f)		253	261
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (b)(f)		10	11
4% 5/1/29		8,123	8,500
4.5% 11/1/25		1,280	1,342
5% 5/1/22		2	2
5.5% 10/1/20 to 4/1/21		426	437
6% 1/1/34 to 6/1/36		1,853	2,096
6.5% 2/1/22 to 8/1/36		2,894	3,286
7.5% 1/1/28		26	30

TOTAL FANNIE MAE			20,055

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (b)(f)		16	17
12 month U.S. LIBOR + 1.325% 2.953% 1/1/36 (b)(f)		50	51
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(f)		103	107
12 month U.S. LIBOR + 1.754% 3.071% 9/1/41 (b)(f)		1,057	1,088
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (b)(f)		35	37
12 month U.S. LIBOR + 1.874% 3.627% 10/1/42 (b)(f)		580	606
12 month U.S. LIBOR + 1.877% 3.212% 4/1/41 (b)(f)		109	114
12 month U.S. LIBOR + 1.880% 3.045% 10/1/41 (b)(f)		645	669
12 month U.S. LIBOR + 1.880% 3.22% 9/1/41 (b)(f)		120	126
12 month U.S. LIBOR + 1.910% 3.277% 6/1/41 (b)(f)		125	130
12 month U.S. LIBOR + 1.910% 3.411% 5/1/41 (b)(f)		114	120
12 month U.S. LIBOR + 1.910% 3.588% 5/1/41 (b)(f)		162	170
12 month U.S. LIBOR + 1.910% 3.685% 6/1/41 (b)(f)		146	153
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (b)(f)		58	62
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (b)(f)		46	47
6 month U.S. LIBOR + 1.647% 3.043% 2/1/37 (b)(f)		39	40
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (b)(f)		28	29
6 month U.S. LIBOR + 1.685% 3.127% 1/1/37 (b)(f)		212	219
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (b)(f)		51	53
6 month U.S. LIBOR + 1.746% 3.092% 5/1/37 (b)(f)		27	27
6 month U.S. LIBOR + 1.932% 3.32% 10/1/36 (b)(f)		171	175
6 month U.S. LIBOR + 1.976% 3.411% 10/1/35 (b)(f)		116	121
6 month U.S. LIBOR + 2.010% 3.494% 5/1/37 (b)(f)		295	304
6 month U.S. LIBOR + 2.010% 3.51% 5/1/37 (b)(f)		173	181
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (b)(f)		70	72
6 month U.S. LIBOR + 2.066% 3.474% 6/1/37 (b)(f)		38	40
6 month U.S. LIBOR + 2.755% 4.205% 10/1/35 (b)(f)		29	30
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.904% 6/1/33 (b)(f)		159	165
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.075% 2/1/36 (b)(f)		2	2
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(f)		98	104
6% 1/1/24		610	650
6.5% 5/1/18 to 3/1/22		170	179

TOTAL FREDDIE MAC			5,888

Ginnie Mae - 0.2%
6% 6/15/36		2,402	2,805
7% 9/15/25 to 8/15/31		17	19
7.5% 2/15/22 to 8/15/28		34	39
8% 12/15/26		0	0
4.313% 8/20/61 (b)(l)		1,101	1,114
4.642% 2/20/62 (b)(l)		1,375	1,405
4.676% 2/20/62 (b)(l)		1,673	1,705
4.69% 1/20/62 (b)(l)		7,612	7,750
5.47% 8/20/59 (b)(l)		11	12

TOTAL GINNIE MAE			14,849

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $40,517)			40,792

Asset-Backed Securities - 0.5%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 1.4039% 6/28/23 (b)(c)(f)		$11,109	$11,043
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 1.5921% 5/25/25 (b)(f)		5,191	5,185
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 1.6321% 5/28/30 (b)(f)		1,808	1,806
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.3644% 4/25/22 (b)(f)		576	577
Navient Student Loan Trust Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.8521% 7/26/66 (b)(c)(f)		4,504	4,506
Class A2, 1 month U.S. LIBOR + 0.600% 2.1521% 7/26/66 (b)(c)(f)		6,106	6,146
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 1.608% 7/28/21 (b)(f)		15,256	15,243
TOTAL ASSET-BACKED SECURITIES
(Cost $44,463)			44,506

Collateralized Mortgage Obligations - 3.5%
U.S. Government Agency - 3.5%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.4821% 6/25/36 (b)(f)		2,579	2,622
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		270	292
Series 2005-19 Class PA, 5.5% 7/25/34		567	585
Series 2005-27 Class NE, 5.5% 5/25/34		41	41
Series 2005-64 Class PX, 5.5% 6/25/35		707	755
Series 2005-68 Class CZ, 5.5% 8/25/35		2,559	2,833
Series 2010-118 Class PB, 4.5% 10/25/40		2,622	2,748
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		490	515
Series 2004-91 Class Z, 5% 12/25/34		2,286	2,476
Series 2005-117 Class JN, 4.5% 1/25/36		462	486
Series 2005-14 Class ZB, 5% 3/25/35		867	941
Series 2006-72 Class CY, 6% 8/25/26		701	752
Series 2009-59 Class HB, 5% 8/25/39		1,330	1,443
Series 201-75 Class AL, 3.5% 8/25/26		5,640	5,817
Series 2010-97 Class CX, 4.5% 9/25/25		3,800	4,005
Series 2011-80:
Class HE, 3.5% 8/25/26		1,980	2,054
Class KB, 3.5% 8/25/26		3,075	3,177
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		83	3
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		119	4
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		1,373	148
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.4721% 3/25/36 (b)(f)		1,597	1,634
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		329	17
Series 2011-67 Class AI, 4% 7/25/26 (m)		404	38
Series 2012-27 Class EZ, 4.25% 3/25/42		3,172	3,372
Series 2016-26 Class CG, 3% 5/25/46		5,613	5,675
Freddie Mac:
floater:
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 1.7503% 6/15/18 (b)(f)		1	1
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.1503% 2/15/33 (b)(f)		817	833
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.6503% 3/15/34 (b)(f)		1,031	1,037
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		32	34
Series 2996 Class MK, 5.5% 6/15/35		78	84
Series 3415 Class PC, 5% 12/15/37		356	382
Series 3840 Class VA, 4.5% 9/15/27		1,575	1,600
Series 3857 Class ZP, 5% 5/15/41		1,146	1,338
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		4,358	4,820
Series 2303 Class ZV, 6% 4/15/31		79	87
Series 2877 Class ZD, 5% 10/15/34		2,806	3,042
Series 3745 Class KV, 4.5% 12/15/26		2,772	2,939
Series 3806 Class L, 3.5% 2/15/26		3,100	3,221
Series 3862 Class MB, 3.5% 5/15/26		3,281	3,389
Series 3843 Class PZ, 5% 4/15/41		1,172	1,351
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,202	2,284
Series 4341 Class ML, 3.5% 11/15/31		3,117	3,216
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.0011% 7/20/37 (b)(f)		550	553
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.9811% 1/20/38 (b)(f)		137	138
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.3611% 8/20/38 (b)(f)		898	914
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.4011% 9/20/38 (b)(f)		777	794
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.0908% 11/16/39 (b)(f)		623	628
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.0208% 12/16/39 (b)(f)		449	453
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.6676% 7/20/60 (b)(f)(l)		3,923	3,902
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5433% 9/20/60 (b)(f)(l)		4,659	4,631
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5433% 8/20/60 (b)(f)(l)		5,224	5,193
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6233% 12/20/60 (b)(f)(l)		1,777	1,771
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7433% 12/20/60 (b)(f)(l)		2,940	2,940
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7433% 2/20/61 (b)(f)(l)		5,786	5,786
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7333% 2/20/61 (b)(f)(l)		7,081	7,079
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7433% 4/20/61 (b)(f)(l)		2,388	2,388
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7433% 5/20/61 (b)(f)(l)		2,866	2,866
Class FC, 1 month U.S. LIBOR + 0.500% 1.7433% 5/20/61 (b)(f)(l)		2,634	2,635
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7733% 6/20/61 (b)(f)(l)		3,431	3,434
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8433% 10/20/61 (b)(f)(l)		3,783	3,794
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9433% 11/20/61 (b)(f)(l)		3,249	3,268
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9433% 1/20/62 (b)(f)(l)		2,163	2,175
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8733% 1/20/62 (b)(f)(l)		3,124	3,136
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8733% 3/20/62 (b)(f)(l)		1,932	1,939
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8933% 5/20/61 (b)(f)(l)		1,042	1,044
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 1.8433% 8/20/63 (b)(f)(l)		509	511
Class FD, 1 month U.S. LIBOR + 0.600% 1.8433% 8/20/63 (b)(f)(l)		1,294	1,298
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5233% 5/20/63 (b)(f)(l)		4,335	4,334
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4433% 4/20/63 (b)(f)(l)		4,655	4,650
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (m)		860	102
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,245
Series 2013-H06 Class HA, 1.65% 1/20/63 (l)		1,589	1,576
Series 2014-H04 Class HA, 2.75% 2/20/64 (l)		13,300	13,370
Series 2014-H12 Class KA, 2.75% 5/20/64 (l)		2,056	2,055
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.7433% 9/20/62 (b)(f)(l)		6,589	6,603
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8933% 11/20/65 (b)(f)(l)		1,561	1,565
Series 2004-22 Class M1, 5.5% 4/20/34		290	364
Series 2010-169 Class Z, 4.5% 12/20/40		2,540	2,736
Series 2010-H15 Class TP, 5.15% 8/20/60 (l)		6,658	6,831
Series 2010-H16 Class BA, 3.55% 7/20/60 (l)		20,987	21,192
Series 2010-H17 Class XP, 5.2951% 7/20/60 (b)(l)		6,890	7,096
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(l)		6,526	6,676
Series 2010-H22 Class LA, 3.75% 10/20/60 (l)		4,195	4,249
Series 2010-H28 Class KA, 3.75% 12/20/60 (l)		8,053	8,172
Series 2012-64 Class KI, 3.5% 11/20/36 (m)		599	42
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.6652% 4/20/39 (b)(n)		2,557	2,650
Class ST, 8.800% - 1 month U.S. LIBOR 6.7985% 8/20/39 (b)(n)		6,709	7,044
Series 2013-H07 Class JA, 1.75% 3/20/63 (l)		9,874	9,781
Series 2015-H17 Class HA, 2.5% 5/20/65 (l)		7,614	7,625
Series 2015-H21:
Class HA, 2.5% 6/20/63 (l)		20,641	20,670
Class JA, 2.5% 6/20/65 (l)		1,874	1,877
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(l)		15,988	15,872
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (b)(f)(l)		8,540	8,591
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.78% 8/20/66 (b)(f)(l)		9,183	9,209
Series 2090-118 Class XZ, 5% 12/20/39		5,666	6,337
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $324,063)			321,875

Commercial Mortgage Securities - 1.6%
FHLMC Multi-Family Structured Pass-Through Certificates sequential payer Series K071 Class A2, 3.289% 11/25/50		4,600	4,752
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.5668% 7/25/20 (b)(f)		5,400	5,400
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.5468% 10/25/19 (b)(f)		10,700	10,714
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,590
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		9,600	9,671
Series K006 Class A2, 4.251% 1/25/20		10,365	10,736
Series K034 Class A1, 2.669% 2/25/23		6,870	6,897
Series K708 Class A2, 2.13% 1/25/19		11,877	11,884
Series K710 Class A2, 1.883% 5/25/19		3,065	3,059
Series K713 Class A2, 2.313% 3/25/20		1,871	1,872
Series K717 Class A2, 2.991% 9/25/21		1,559	1,587
Series 2017-K727 Class A1, 2.632% 10/25/23		6,014	6,044
Series K504 Class A2, 2.566% 9/25/20		3,177	3,198
Series K704 Class A2, 2.412% 8/25/18		2,210	2,211
Series K705 Class A2, 2.303% 9/25/18		9,000	9,012
Series K706 Class A2, 2.323% 10/25/18		9,995	10,008
Series K724 Class A1, 2.776% 3/25/23		6,042	6,118
Series K726 Class A1, 2.596% 8/25/23		2,317	2,326
Series K728 Class A1, 2.824% 10/25/23		16,980	17,187
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.5579% 2/25/20 (b)(f)		16,725	16,766
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $142,562)			142,032

Foreign Government and Government Agency Obligations - 18.7%
Arab Republic of Egypt:
5.875% 6/11/25		2,425	2,448
5.875% 6/11/25 (c)		1,298	1,310
6.125% 1/31/22 (c)		7,895	8,259
7.5% 1/31/27 (c)		1,335	1,476
8.5% 1/31/47 (c)		6,620	7,600
Argentine Republic:
5.625% 1/26/22		9,930	10,476
6.875% 4/22/21		25,740	28,031
7.125% 6/28/2117 (c)		2,975	3,066
7.5% 4/22/26		8,100	9,170
Australian Commonwealth:
3% 3/21/47	AUD	9,450	6,880
5.5% 1/21/18	AUD	66,800	52,243
Bahamian Republic 6% 11/21/28 (c)		1,665	1,732
Bahrain Kingdom 6.75% 9/20/29 (c)		1,690	1,665
Banco Central del Uruguay:
value recovery A rights 1/2/21 (d)(o)		500,000	0
value recovery B rights 1/2/21 (d)(o)		750,000	0
Barbados Government:
7% 8/4/22 (c)		1,920	1,622
7.25% 12/15/21 (c)		220	198
Belarus Republic:
6.875% 2/28/23 (c)		4,260	4,582
7.625% 6/29/27 (c)		2,100	2,342
8.95% 1/26/18		12,455	12,479
Brazilian Federative Republic:
5.625% 1/7/41		4,525	4,622
7.125% 1/20/37		9,580	11,544
8.25% 1/20/34		10,050	13,166
10% 1/1/21	BRL	15,905	4,939
Buenos Aires Province:
6.5% 2/15/23 (c)		2,915	3,132
9.95% 6/9/21 (c)		5,835	6,759
10.875% 1/26/21 (c)		1,750	1,991
10.875% 1/26/21 (Reg. S)		11,116	12,644
Buoni del Tesoro Poliennali:
1.35% 4/15/22	EUR	18,300	22,619
2.2% 6/1/27	EUR	20,400	25,006
2.7% 3/1/47 (c)	EUR	15,000	16,396
4.5% 3/1/24	EUR	15,175	21,723
Cameroon Republic 9.5% 11/19/25 (c)		2,605	3,126
Canadian Government:
0.5% 11/1/18	CAD	38,270	30,214
1% 9/1/22	CAD	49,450	37,817
3.5% 12/1/45	CAD	7,600	7,557
City of Buenos Aires 8.95% 2/19/21 (c)		1,145	1,268
Colombian Republic:
7.375% 9/18/37		2,275	3,074
10.375% 1/28/33		3,795	5,968
Costa Rican Republic 7% 4/4/44 (c)		1,410	1,456
Croatia Republic:
5.5% 4/4/23 (c)		1,350	1,488
6% 1/26/24 (c)		875	998
Danish Kingdom 1.75% 11/15/25	DKK	74,500	13,447
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (c)		695	734
6.25% 10/4/20 (c)		630	664
6.25% 7/27/21 (c)		1,190	1,266
Dominican Republic:
5.95% 1/25/27 (c)		2,775	2,997
6.6% 1/28/24 (c)		1,090	1,222
6.85% 1/27/45 (c)		1,755	1,971
6.875% 1/29/26 (c)		2,315	2,643
7.45% 4/30/44 (c)		2,590	3,089
Ecuador Republic:
8.875% 10/23/27 (c)		3,740	4,114
9.65% 12/13/26 (c)		2,150	2,467
El Salvador Republic 7.375% 12/1/19 (c)		1,235	1,306
French Government:
, yield at date of purchase -0.698% to -0.687% 1/24/18	EUR	55,050	66,082
2.25% 5/25/24	EUR	10,700	14,578
4% 4/25/18	EUR	79,500	96,712
German Federal Republic:
0% 3/15/19	EUR	105,200	127,294
0.25% 2/15/27	EUR	99,450	118,126
2.5% 8/15/46	EUR	15,800	24,872
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,687
Indonesian Republic:
7.75% 1/17/38 (c)		4,305	6,157
8.375% 3/15/24	IDR	78,334,000	6,419
8.5% 10/12/35 (Reg. S)		4,795	7,185
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		2,575	2,666
7.25% 4/15/19 (c)		5,410	5,600
8.25% 4/15/24 (c)		2,025	2,233
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	33,426
5.5% 12/4/23		12,385	14,479
Japan Government:
0.1% 12/20/20	JPY	5,865,400	52,394
0.4% 3/20/56	JPY	4,278,000	31,314
0.9% 6/20/22	JPY	17,247,800	159,937
Jordanian Kingdom:
3% 6/30/25		8,712	8,966
7.375% 10/10/47 (c)		2,060	2,146
Kingdom of Norway 3.75% 5/25/21	NOK	36,000	4,801
Lebanese Republic:
5.15% 6/12/18		8,830	8,806
5.15% 11/12/18		5,797	5,772
5.45% 11/28/19		4,760	4,722
6% 5/20/19		5,875	5,887
Malaysian Government 4.181% 7/15/24	MYR	10,450	2,616
Mongolian People's Republic 8.75% 3/9/24 (c)		4,280	4,929
New Zealand Government 6% 5/15/21	NZD	8,000	6,395
Panamanian Republic 9.375% 4/1/29		825	1,250
Peruvian Republic:
4% 3/7/27 (d)(p)		5,671	5,577
6.35% 8/12/28 (c)	PEN	10,630	3,588
8.2% 8/12/26 (Reg. S)	PEN	5,495	2,087
Province of Santa Fe 7% 3/23/23 (c)		6,105	6,602
Provincia de Cordoba:
7.125% 6/10/21 (c)		9,085	9,811
7.45% 9/1/24 (c)		4,235	4,632
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,221	1,256
Republic of Armenia:
6% 9/30/20 (c)		2,706	2,872
7.15% 3/26/25 (c)		2,730	3,111
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		11,770	11,353
6.752% 3/9/23 (c)		2,740	2,802
Republic of Nigeria:
6.5% 11/28/27 (c)		1,630	1,698
6.75% 1/28/21 (c)		590	627
7.625% 11/28/47 (c)		2,300	2,467
Republic of Serbia:
6.75% 11/1/24 (c)		2,256	2,293
7.25% 9/28/21 (c)		825	943
Republic of Singapore 3.25% 9/1/20	SGD	32,500	25,289
Russian Federation:
5.25% 6/23/47 (c)		5,400	5,650
5.625% 4/4/42 (c)		1,850	2,072
5.875% 9/16/43 (c)		1,260	1,461
7.5% 2/27/19	RUB	77,000	1,350
12.75% 6/24/28 (Reg. S)		11,470	19,900
Rwanda Republic 6.625% 5/2/23 (c)		2,190	2,292
Saudi Arabia Kingdom of 3.625% 3/4/28 (c)		1,680	1,665
South African Republic 5.875% 9/16/25		1,200	1,306
Spanish Kingdom 2.9% 10/31/46(Reg. S) (c)	EUR	10,850	13,193
State of Qatar 9.75% 6/15/30 (c)		1,170	1,817
Sweden Kingdom 4.25% 3/12/19	SEK	150,000	19,392
Switzerland Confederation 3% 1/8/18	CHF	24,600	25,255
Turkish Republic:
5.125% 3/25/22		3,495	3,623
5.625% 3/30/21		3,665	3,858
6% 3/25/27		2,225	2,369
6.25% 9/26/22		14,390	15,616
6.75% 5/30/40		1,220	1,342
6.875% 3/17/36		3,090	3,444
7% 6/5/20		1,240	1,338
7.25% 3/5/38		2,455	2,851
7.375% 2/5/25		3,240	3,731
8% 2/14/34		1,475	1,818
11.875% 1/15/30		770	1,211
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		2,155	2,204
Ukraine Government:
1.471% 9/29/21		3,400	3,309
7.75% 9/1/19 (c)		1,725	1,811
7.75% 9/1/20 (c)		7,325	7,757
7.75% 9/1/21 (c)		28,509	30,346
7.75% 9/1/22 (c)		22,519	23,943
United Kingdom, Great Britain and Northern Ireland:
0.5% 7/22/22	GBP	15,000	20,051
1.25% 7/22/18	GBP	1,300	1,764
1.25% 7/22/27	GBP	27,000	36,548
1.75% 7/22/19 (Reg.S)	GBP	42,025	57,893
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	13,400	23,659
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,090	1,561
Venezuelan Republic:
oil recovery warrants 4/15/20 (d)(o)		1,251	3
9.25% 9/15/27		9,555	2,054
11.95% 8/5/31 (Reg. S)		4,880	976
12.75% 8/23/22		1,250	269
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.25% 3/13/28 (b)(d)(f)		530	470
4% 3/12/28 (d)(p)		13,263	13,202
4.8% 11/19/24 (c)		590	629
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,660,062)			1,709,468

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $3,211)	INR	206,100	3,233
		Shares	Value (000s)

Common Stocks - 5.0%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.3%
Aptiv PLC		58,300	4,946
Chassix Holdings, Inc. (d)(q)		302,830	8,113
Chassix Holdings, Inc. warrants 7/29/20 (d)(q)		16,209	194
Delphi Technologies PLC (q)		19,433	1,020
Exide Technologies (d)(q)		3,795	0
Exide Technologies (d)(q)		12,652	9
Lear Corp.		41,700	7,367
Tenneco, Inc.		117,300	6,867
			28,516
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (q)(r)		32,078	5
Hotels, Restaurants & Leisure - 0.6%
Boyd Gaming Corp.		164,200	5,755
Extended Stay America, Inc. unit		170,300	3,236
Melco Crown Entertainment Ltd. sponsored ADR		205,200	5,959
MGM Mirage, Inc.		111,800	3,733
Red Rock Resorts, Inc.		676,344	22,820
Royal Caribbean Cruises Ltd.		36,000	4,294
Wynn Resorts Ltd.		25,200	4,248
			50,045
Household Durables - 0.2%
CalAtlantic Group, Inc.		155,500	8,769
Newell Brands, Inc.		74,045	2,288
Toll Brothers, Inc.		94,600	4,543
			15,600
Media - 0.3%
Naspers Ltd. Class N		73,600	20,529
Sinclair Broadcast Group, Inc. Class A		253,300	9,587
			30,116

TOTAL CONSUMER DISCRETIONARY			124,282

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
JBS SA		1,130,000	3,342
Reddy Ice Holdings, Inc. (q)		142,776	57
			3,399
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd.		70,406	697
Oil, Gas & Consumable Fuels - 0.2%
Chaparral Energy, Inc.:
Class A		44,026	1,043
Class B		10,647	252
Crestwood Equity Partners LP		60,500	1,561
Goodrich Petroleum Corp. (q)		48,395	528
Pacific Exploration and Production Corp. (q)		168,535	5,309
VNR Finance Corp.		43,680	817
VNR Finance Corp. (c)		210,357	3,934
			13,444

TOTAL ENERGY			14,141

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (d)(q)		3,883,237	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (q)		206,600	5,370

TOTAL FINANCIALS			5,370

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
HCA Holdings, Inc. (q)		42,400	3,724
Rotech Healthcare, Inc. (d)(q)		68,276	109
			3,833
Pharmaceuticals - 0.1%
Allergan PLC		13,500	2,208
Jazz Pharmaceuticals PLC (q)		28,600	3,851
			6,059

TOTAL HEALTH CARE			9,892

INDUSTRIALS - 0.7%
Airlines - 0.2%
Air Canada (q)		806,200	16,599
Delta Air Lines, Inc.		78,000	4,368
			20,967
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		25,456	12
WP Rocket Holdings, Inc. (d)(q)(r)		7,832,654	0
			12
Machinery - 0.1%
Allison Transmission Holdings, Inc.		78,600	3,385
Marine - 0.0%
U.S. Shipping Partners Corp. (d)(q)		12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (d)(q)		112,939	0
			0
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (q)		89,400	4,703
Air Lease Corp. Class A		123,200	5,925
HD Supply Holdings, Inc. (q)		281,900	11,284
Penhall Acquisition Co.:
Class A (d)(q)		6,088	476
Class B (d)(q)		2,029	159
United Rentals, Inc. (q)		99,442	17,095
			39,642
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (d)(r)		213,632	1,028

TOTAL INDUSTRIALS			65,034

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.1%
CDW Corp.		79,800	5,545
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (q)		140,000	24,140
Alphabet, Inc. Class A (q)		19,300	20,331
Facebook, Inc. Class A (q)		63,000	11,117
			55,588
IT Services - 0.4%
First Data Corp. Class A (q)		359,700	6,011
Global Payments, Inc.		61,200	6,135
MasterCard, Inc. Class A		64,900	9,823
PayPal Holdings, Inc. (q)		140,000	10,307
Visa, Inc. Class A		35,800	4,082
			36,358
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Ltd.		66,300	17,032
Cypress Semiconductor Corp.		5,171	79
MagnaChip Semiconductor Corp. (k)(q)		49,030	488
Micron Technology, Inc. (q)		72,400	2,977
Microsemi Corp. (q)		157,800	8,150
ON Semiconductor Corp. (q)		413,600	8,661
Qorvo, Inc. (q)		59,427	3,958
Semtech Corp. (q)		66,300	2,267
Skyworks Solutions, Inc.		141,800	13,464
			57,076
Software - 0.2%
Adobe Systems, Inc. (q)		49,200	8,622
Electronic Arts, Inc. (q)		69,700	7,323
Nuance Communications, Inc. (q)		184,800	3,021
Take-Two Interactive Software, Inc. (q)		39,300	4,314
			23,280

TOTAL INFORMATION TECHNOLOGY			177,847

MATERIALS - 0.4%
Chemicals - 0.2%
DowDuPont, Inc.		66,500	4,736
LyondellBasell Industries NV Class A		113,900	12,565
The Chemours Co. LLC		136,000	6,808
			24,109
Containers & Packaging - 0.1%
Berry Global Group, Inc. (q)		68,600	4,025
Graphic Packaging Holding Co.		226,000	3,492
			7,517
Metals & Mining - 0.1%
Aleris Corp. (d)(q)		38,307	219
Freeport-McMoRan, Inc. (q)		348,000	6,598
			6,817

TOTAL MATERIALS			38,443

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (q)		272,900	17,332
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		7,275	332
TOTAL COMMON STOCKS
(Cost $333,464)			456,072

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (d)(q)		57,438	489
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (d)(r)		94,947,700	949
TOTAL PREFERRED STOCKS
(Cost $3,795)			1,438
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.5%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 8/13/22 (b)(f)		4,785	4,791
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 8/22/25 (b)(f)		1,870	1,879
			6,670
Media - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (d)	CAD	32	25

TOTAL CONSUMER DISCRETIONARY			6,695

CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon Consumer Products Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 9/7/23 (f)(s)		370	274
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(d)		693	698
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 2/21/21 (b)(f)		10,979	8,838
			9,536
Oil, Gas & Consumable Fuels - 0.6%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.569% 11/26/18 (b)(f)		3,093	3,101
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/22/24 (b)(f)		2,771	2,780
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.8761% 12/31/21 (b)(f)		24,185	26,513
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.2408% 11/17/22 (b)(f)		8,755	8,711
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.954% 8/23/21 (b)(f)		12,640	13,436
Vanguard Natural Gas LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.9% 5/1/21 (b)(f)		527	516
			55,057

TOTAL ENERGY			64,593

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.8918% 7/20/20 (b)(f)		3,242	3,252
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3801% 10/31/24 (b)(f)		895	905

TOTAL FINANCIALS			4,157

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.4434% 11/3/23 (b)(f)		1,135	1,138
Optiv Security, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.625% 2/1/25 (b)(f)		120	107
			1,245
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.33% 9/27/24 (b)(f)		920	932

TOTAL INDUSTRIALS			2,177

INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.1%
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.069% 9/29/24 (b)(f)		1,461	1,456
3 month U.S. LIBOR + 8.500% 10.069% 9/29/25 (b)(f)		7,750	7,755
			9,211
Software - 0.3%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.7288% 6/13/25 (b)(f)		7,500	7,502
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 6/13/24 (b)(f)		1,776	1,780
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 6.1301% 10/31/24 (b)(f)		1,200	1,214
3 month U.S. LIBOR + 8.000% 9.3801% 10/31/25 (b)(f)		1,490	1,497
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 9.6268% 11/1/24 (b)(f)		7,095	7,354
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.82% 1/20/24 (b)(f)		1,067	1,013
3 month U.S. LIBOR + 9.000% 10.57% 1/20/25 (b)(f)		3,390	3,229
			23,589

TOTAL INFORMATION TECHNOLOGY			32,800

MATERIALS - 0.1%
Containers & Packaging - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (b)(f)		541	542
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (e)(f)		2,104	1,935
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.9434% 4/16/20 (b)(f)		7,988	7,009
			8,944

TOTAL MATERIALS			9,486

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 1/14/24 (f)(s)		1,225	1,239
Tranche B-5, term loan 6.625% 1/14/24		1,230	1,241
			2,480
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3552% 6/30/18 (b)(f)		11,245	11,269
TOTAL BANK LOAN OBLIGATIONS
(Cost $131,001)			133,931
		Shares	Value (000s)

Fixed-Income Funds - 7.0%
Fidelity Floating Rate Central Fund (t)
(Cost $654,728)		6,227,026	641,135
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 3.8%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (g)		9,140	9,473
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Andeavor Logistics LP 6.875% (b)(g)		9,215	9,396
DCP Midstream Partners LP 7.375% (b)(g)		4,605	4,607
Summit Midstream Partners LP 9.5% (b)(g)		4,605	4,683
Sunoco Logistics Partners LP:
6.25% (b)(g)		1,380	1,351
6.625% (b)(g)		790	774
			20,811
FINANCIALS - 3.4%
Banks - 2.9%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(g)		4,225	4,524
Banco Do Brasil SA 9% (b)(c)(g)		4,320	4,654
Banco Mercantil del Norte SA 7.625% (b)(c)(g)		4,100	4,563
Bank of America Corp.:
5.125% (b)(g)		10,690	10,878
5.2% (b)(g)		25,390	25,921
6.25% (b)(g)		9,040	10,174
Barclays Bank PLC 7.625% 11/21/22		8,780	10,019
Citigroup, Inc.:
5.8% (b)(g)		8,960	9,352
5.9% (b)(g)		13,975	15,195
5.95% (b)(g)		25,260	27,503
6.25% (b)(g)		6,405	7,216
6.3% (b)(g)		2,145	2,315
Itau Unibanco Holding SA 6.125% (b)(c)(g)		4,040	4,052
JPMorgan Chase & Co.:
5% (b)(g)		12,930	13,478
5.3% (b)(g)		6,510	6,810
6% (b)(g)		29,580	32,538
6.125% (b)(g)		6,740	7,452
6.75% (b)(g)		3,295	3,824
Royal Bank of Scotland Group PLC 8.625% (b)(g)		13,765	15,509
Wells Fargo & Co.:
5.875% (b)(g)		19,480	21,629
5.9% (b)(g)		24,365	26,130
			263,736
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
5% (b)(g)		9,225	9,155
5.375% (b)(g)		11,780	12,224
5.7% (b)(g)		13,704	14,242
			35,621
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (c)(g)		3,110	3,194
8.625% (Reg. S) (g)		380	390
			3,584
Insurance - 0.1%
Allianz SE:
3.375% (Reg. S) (b)(g)	EUR	2,400	3,221
4.75% (Reg. S) (b)(g)	EUR	3,000	4,307
			7,528

TOTAL FINANCIALS			310,469

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (c)(g)		16,030	5,238
7.5% (Reg. S) (g)		250	82
			5,320
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)		3,390	2,725
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(g)		1,613	1,769
TOTAL PREFERRED SECURITIES
(Cost $340,041)			350,567
		Shares	Value (000s)

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 1.36% (u)		551,788,506	551,899
Fidelity Securities Lending Cash Central Fund 1.36% (u)(v)		296,249	296
TOTAL MONEY MARKET FUNDS
(Cost $552,172)			552,195
		Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.5%
Investments in repurchase agreements in a joint trading account at 1.41%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations) # (v)
(Cost $40,608)		40,614	40,608

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	19,600	$552
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	70,700	1,992
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	6,700	177

TOTAL PUT OPTIONS			2,721

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	19,600	549
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	70,700	2,108
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	6,700	201

TOTAL CALL OPTIONS			2,858

TOTAL PURCHASED SWAPTIONS
(Cost $6,088)			5,579
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $8,859,711)			9,195,270
NET OTHER ASSETS (LIABILITIES) - (0.8)%			(69,157)
NET ASSETS - 100%			$9,126,113

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	153	March 2018	$18,979	$(105)	$(105)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	507	March 2018	108,553	(168)	(168)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	203	March 2018	34,034	307	307
TOTAL FUTURES CONTRACTS					$34

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	CME	Mar. 2020	$25,150	$(12)	$0	$(12)

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,973,691,000 or 21.6% of net assets.

 (d) Level 3 security

 (e) Non-income producing - Security is in default.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,148,000.

 (i) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $260,000.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $203,000.

 (k) Security or a portion of the security is on loan at period end.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (o) Quantity represents share amount.

 (p) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (q) Non-income producing

 (r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,982,000 or 0.0% of net assets.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Tricer Holdco SCA	12/19/16	$5,239
Tricer Holdco SCA	12/19/16	$3,385
WP Rocket Holdings, Inc.	2/4/14 - 2/2/15	$568

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,328
Fidelity Floating Rate Central Fund	29,529
Fidelity Securities Lending Cash Central Fund	2
Total	$32,859

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$590,803	$162,903	$109,643	$16,349	$(19,277)	$641,135	34.7%
Total	$590,803	$162,903	$109,643	$16,349	$(19,277)	$641,135

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$124,282	$115,961	$5	$8,316
Consumer Staples	3,888	3,399	--	489
Energy	14,141	14,141	--	--
Financials	5,370	5,370	--	--
Health Care	9,892	9,783	--	109
Industrials	65,983	63,371	--	2,612
Information Technology	177,847	177,847	--	--
Materials	38,443	38,224	--	219
Telecommunication Services	17,332	17,332	--	--
Utilities	332	332	--	--
Corporate Bonds	3,179,300	--	3,178,345	955
U.S. Government and Government Agency Obligations	1,572,539	--	1,572,539	--
U.S. Government Agency - Mortgage Securities	40,792	--	40,792	--
Asset-Backed Securities	44,506	--	44,506	--
Collateralized Mortgage Obligations	321,875	--	321,875	--
Commercial Mortgage Securities	142,032	--	142,032	--
Foreign Government and Government Agency Obligations	1,709,468	--	1,690,216	19,252
Supranational Obligations	3,233	--	3,233	--
Bank Loan Obligations	133,931	--	133,208	723
Fixed-Income Funds	641,135	641,135	--	--
Preferred Securities	350,567	--	350,567	--
Money Market Funds	552,195	552,195	--	--
Repurchase Agreements	40,608	--	40,608	--
Purchased Swaptions	5,579	--	5,579	--
Total Investments in Securities:	$9,195,270	$1,639,090	$7,523,505	$32,675
Derivative Instruments:
Assets
Futures Contracts	$307	$307	$--	$--
Total Assets	$307	$307	$--	$--
Liabilities
Futures Contracts	$(273)	$(273)	$--	$--
Swaps	(12)	--	(12)	--
Total Liabilities	$(285)	$(273)	$(12)	$--
Total Derivative Instruments:	$22	$34	$(12)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$307	$(273)
Purchased Swaptions(b)	5,579	0
Swaps(c)	0	(12)
Total Value of Derivatives	$5,886	$(285)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000's)
$40,608,000 due 1/02/18 at 1.41%
J.P. Morgan Securities, Inc.	$40,608
$40,608

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	66.2%
Germany	3.1%
Canada	2.9%
Japan	2.8%
United Kingdom	2.5%
France	2.5%
Argentina	2.2%
Luxembourg	2.0%
Netherlands	1.8%
Italy	1.2%
Cayman Islands	1.1%
Mexico	1.1%
Others (Individually Less Than 1%)	10.6%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2017
Assets
Investment in securities, at value (including securities loaned of $288 and repurchase agreements of $40,608) — See accompanying schedule: Unaffiliated issuers (cost $7,652,811)	$8,001,940
Fidelity Central Funds (cost $1,206,900)	1,193,330
Total Investment in Securities (cost $8,859,711)		$9,195,270
Foreign currency held at value (cost $211)		214
Receivable for investments sold		15,959
Receivable for fund shares sold		11,734
Dividends receivable		210
Interest receivable		82,389
Distributions receivable from Fidelity Central Funds		545
Receivable for daily variation margin on futures contracts		142
Receivable for daily variation margin on centrally cleared OTC swaps		6
Prepaid expenses		14
Other receivables		7
Total assets		9,306,490
Liabilities
Payable to custodian bank	$1,080
Payable for investments purchased	113,559
Payable for fund shares redeemed	16,275
Distributions payable	1,312
Accrued management fee	4,214
Distribution and service plan fees payable	1,669
Other affiliated payables	1,316
Other payables and accrued expenses	48
Collateral on securities loaned	40,904
Total liabilities		180,377
Net Assets		$9,126,113
Net Assets consist of:
Paid in capital		$8,748,100
Undistributed net investment income		29,431
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,933
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		335,649
Net Assets		$9,126,113
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,920,502 ÷ 155,929 shares)		$12.32
Maximum offering price per share (100/96.00 of $12.32)		$12.83
Class M:
Net Asset Value and redemption price per share ($864,070 ÷ 70,192 shares)		$12.31
Maximum offering price per share (100/96.00 of $12.31)		$12.82
Class C:
Net Asset Value and offering price per share ($1,302,089 ÷ 105,994 shares)(a)		$12.28
Class I:
Net Asset Value, offering price and redemption price per share ($5,039,452 ÷ 403,615 shares)		$12.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended December 31, 2017
Investment Income
Dividends		$26,208
Interest (including $50 from security lending)		310,854
Income from Fidelity Central Funds		30,850
Total income		367,912
Expenses
Management fee	$48,487
Transfer agent fees	13,617
Distribution and service plan fees	21,079
Accounting and security lending fees	1,519
Custodian fees and expenses	260
Independent trustees' fees and expenses	32
Registration fees	235
Audit	250
Legal	150
Miscellaneous	73
Total expenses before reductions	85,702
Expense reductions	(75)	85,627
Net investment income (loss)		282,285
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,072
Fidelity Central Funds	16,352
Foreign currency transactions	86
Futures contracts	1,628
Swaps	(253)
Capital gain distributions from Fidelity Central Funds	2,009
Total net realized gain (loss)		109,894
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	272,545
Fidelity Central Funds	(19,281)
Assets and liabilities in foreign currencies	448
Futures contracts	485
Swaps	122
Total change in net unrealized appreciation (depreciation)		254,319
Net gain (loss)		364,213
Net increase (decrease) in net assets resulting from operations		$646,498

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2017	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$282,285	$300,896
Net realized gain (loss)	109,894	7,311
Change in net unrealized appreciation (depreciation)	254,319	366,805
Net increase (decrease) in net assets resulting from operations	646,498	675,012
Distributions to shareholders from net investment income	(271,567)	(269,601)
Distributions to shareholders from net realized gain	(74,918)	–
Total distributions	(346,485)	(269,601)
Share transactions - net increase (decrease)	558,230	(553,605)
Total increase (decrease) in net assets	858,243	(148,194)
Net Assets
Beginning of period	8,267,870	8,416,064
End of period	$9,126,113	$8,267,870
Other Information
Undistributed net investment income end of period	$29,431	$23,239

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Strategic Income Fund Class A

Years ended December 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.32	$11.92	$12.10	$12.69
Income from Investment Operations
Net investment income (loss)A	.399	.428	.420	.422	.449
Net realized and unrealized gain (loss)	.526	.516	(.629)	.005	(.441)
Total from investment operations	.925	.944	(.209)	.427	.008
Distributions from net investment income	(.382)	(.384)	(.307)	(.419)	(.431)
Distributions from net realized gain	(.103)	–	(.007)	(.188)	(.167)
Tax return of capital	–	–	(.077)	–	–
Total distributions	(.485)	(.384)	(.391)	(.607)	(.598)
Net asset value, end of period	$12.32	$11.88	$11.32	$11.92	$12.10
Total ReturnB,C	7.87%	8.42%	(1.84)%	3.52%	.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.01%	1.00%	.99%	.98%
Expenses net of fee waivers, if any	.99%	1.01%	1.00%	.99%	.98%
Expenses net of all reductions	.99%	1.01%	1.00%	.99%	.98%
Net investment income (loss)	3.24%	3.64%	3.55%	3.42%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$1,921	$3,098	$3,274	$3,794	$4,205
Portfolio turnover rateF	123%	76%	88%	121%	135%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class M

Years ended December 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.31	$11.92	$12.10	$12.68
Income from Investment Operations
Net investment income (loss)A	.398	.428	.420	.422	.449
Net realized and unrealized gain (loss)	.517	.526	(.639)	.006	(.431)
Total from investment operations	.915	.954	(.219)	.428	.018
Distributions from net investment income	(.382)	(.384)	(.307)	(.420)	(.431)
Distributions from net realized gain	(.103)	–	(.007)	(.188)	(.167)
Tax return of capital	–	–	(.077)	–	–
Total distributions	(.485)	(.384)	(.391)	(.608)	(.598)
Net asset value, end of period	$12.31	$11.88	$11.31	$11.92	$12.10
Total ReturnB,C	7.78%	8.52%	(1.93)%	3.52%	.17%
Ratios to Average Net AssetsD,E
Expenses before reductions	.99%	1.01%	1.00%	.99%	.98%
Expenses net of fee waivers, if any	.99%	1.00%	1.00%	.99%	.98%
Expenses net of all reductions	.99%	1.00%	1.00%	.99%	.98%
Net investment income (loss)	3.24%	3.64%	3.55%	3.42%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$864	$967	$1,008	$1,179	$1,265
Portfolio turnover rateF	123%	76%	88%	121%	135%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class C

Years ended December 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$11.29	$11.89	$12.07	$12.66
Income from Investment Operations
Net investment income (loss)A	.305	.339	.331	.329	.355
Net realized and unrealized gain (loss)	.518	.516	(.629)	.007	(.440)
Total from investment operations	.823	.855	(.298)	.336	(.085)
Distributions from net investment income	(.290)	(.295)	(.236)	(.328)	(.338)
Distributions from net realized gain	(.103)	–	(.007)	(.188)	(.167)
Tax return of capital	–	–	(.059)	–	–
Total distributions	(.393)	(.295)	(.302)	(.516)	(.505)
Net asset value, end of period	$12.28	$11.85	$11.29	$11.89	$12.07
Total ReturnB,C	7.00%	7.63%	(2.59)%	2.76%	(.66)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.74%	1.75%	1.75%	1.73%	1.73%
Expenses net of fee waivers, if any	1.74%	1.75%	1.75%	1.73%	1.73%
Expenses net of all reductions	1.74%	1.75%	1.75%	1.73%	1.73%
Net investment income (loss)	2.50%	2.90%	2.80%	2.67%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$1,302	$1,376	$1,429	$1,664	$1,767
Portfolio turnover rateF	123%	76%	88%	121%	135%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class I

Years ended December 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.05	$11.47	$12.09	$12.26	$12.84
Income from Investment Operations
Net investment income (loss)A	.432	.463	.452	.455	.484
Net realized and unrealized gain (loss)	.528	.535	(.650)	.012	(.437)
Total from investment operations	.960	.998	(.198)	.467	.047
Distributions from net investment income	(.417)	(.418)	(.332)	(.449)	(.460)
Distributions from net realized gain	(.103)	–	(.007)	(.188)	(.167)
Tax return of capital	–	–	(.083)	–	–
Total distributions	(.520)	(.418)	(.422)	(.637)	(.627)
Net asset value, end of period	$12.49	$12.05	$11.47	$12.09	$12.26
Total ReturnB	8.06%	8.80%	(1.73)%	3.80%	.39%
Ratios to Average Net AssetsC,D
Expenses before reductions	.75%	.76%	.78%	.76%	.75%
Expenses net of fee waivers, if any	.74%	.76%	.78%	.76%	.75%
Expenses net of all reductions	.74%	.76%	.78%	.76%	.75%
Net investment income (loss)	3.49%	3.89%	3.77%	3.65%	3.84%
Supplemental Data
Net assets, end of period (in millions)	$5,039	$2,827	$2,640	$2,682	$2,179
Portfolio turnover rateE	123%	76%	88%	121%	135%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .06%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.06%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$521,311
Gross unrealized depreciation	(150,428)
Net unrealized appreciation (depreciation)	$370,883
Tax Cost	$8,824,372

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,669
Net unrealized appreciation (depreciation) on securities and other investments	$370,958

The Fund intends to elect to defer to its next fiscal year $615 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

The tax character of distributions paid was as follows:

	December 31, 2017	December 31, 2016
Ordinary Income	$311,572	$ 269,601
Long-term Capital Gains	34,913	–
Total	$346,485	$ 269,601

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$1,628	$485
Purchased Swaptions	108	(509)
Swaps	(253)	122
Totals	$1,483	$98

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $6,822,810 and $7,228,138, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,414	$58
Class M	-%	.25%	2,233	13
Class C	.75%	.25%	13,432	932
			$21,079	$1,003

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$158
Class M	35
Class C(a)	115
$308

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$3,424.16
Class M	1,371.15
Class C	2,024.15
Class I	6,798.16
	$13,617

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $73. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $50. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $2, (including $1 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $49.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
From net investment income
Class A	$67,327	$105,285
Class M	27,804	32,421
Class B	–	693
Class C	31,773	35,849
Class I	144,663	95,353
Total	$271,567	$269,601
From net realized gain
Class A	$15,922	$–
Class M	7,151	–
Class C	10,814	–
Class I	41,031	–
Total	$74,918	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2016
Class A
Shares sold	27,580	45,966	$336,996	$539,975
Reinvestment of distributions	6,569	8,576	80,569	100,874
Shares redeemed	(138,920)	(83,137)	(1,686,483)	(974,275)
Net increase (decrease)	(104,771)	(28,595)	$(1,268,918)	$(333,426)
Class M
Shares sold	9,613	10,145	$117,776	$119,353
Reinvestment of distributions	2,773	2,634	34,035	30,978
Shares redeemed	(23,608)	(20,492)	(287,908)	(239,762)
Net increase (decrease)	(11,222)	(7,713)	$(136,097)	$(89,431)
Class B
Shares sold	–	64	$–	$739
Reinvestment of distributions	–	47	–	542
Shares redeemed	–	(5,773)	–	(67,637)
Net increase (decrease)	–	(5,662)	$–	$(66,356)
Class C
Shares sold	11,502	13,190	$140,589	$154,715
Reinvestment of distributions	3,205	2,669	39,257	31,318
Shares redeemed	(24,793)	(26,365)	(302,783)	(308,384)
Net increase (decrease)	(10,086)	(10,506)	$(122,937)	$(122,351)
Class I
Shares sold	236,266	81,336	$2,921,087	$970,701
Reinvestment of distributions	13,807	7,280	172,124	86,872
Shares redeemed	(81,126)	(84,104)	(1,007,029)	(999,614)
Net increase (decrease)	168,947	4,512	$2,086,182	$57,959

12. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Strategic Income Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations in April 2018. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fidelity Strategic Income Fund in exchange for corresponding shares of the Fund equal in value to the net assets of the Fidelity Strategic Income Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Strategic Income Fund access to a larger portfolio with a similar investment objective.

The reorganization does not require Fidelity Strategic Income Fund's shareholder approval and is expected to become effective in April 2018. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

15. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. Management is evaluating the impact of this ruling and the parties have agreed to mediation. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $24,325 received in 2009. The Fund is also incurring legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 20, 2018
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 238 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period-B July 1, 2017 to December 31, 2017
Class A	.99%
Actual		$1,000.00	$1,030.60	$5.07
Hypothetical-C		$1,000.00	$1,020.21	$5.04
Class M	.98%
Actual		$1,000.00	$1,029.80	$5.01
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class C	1.72%
Actual		$1,000.00	$1,026.00	$8.78
Hypothetical-C		$1,000.00	$1,016.53	$8.74
Class I	.74%
Actual		$1,000.00	$1,031.70	$3.79
Hypothetical-C		$1,000.00	$1,021.48	$3.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .03%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Advisor Strategic Income Fund
Class A	02/20/18	02/16/18	$0.012
Class M	02/20/18	02/16/18	$0.012
Class C	02/20/18	02/16/18	$0.012
Class I	02/20/18	02/16/18	$0.012

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2017, $34,171,822, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $177,129,569 of distributions paid during the period January 1, 2017 to December 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M (formerly Class T), and Class C ranked below the competitive median for 2016 and the total expense ratio of Class I ranked equal to the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SI-ANN-0218
1.540220.120

Item 2.

Code of Ethics

As of the end of the period, December 31, 2017, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$208,000	$300	$6,500	$5,400

December 31, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$205,000	$200	$7,000	$5,600

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management &

Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2017A	December 31, 2016A
Audit-Related Fees	$-	$35,000
Tax Fees	$25,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2017A	December 31, 2016A
Deloitte Entities	$315,000	$280,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with

Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2018